Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2020	2019
Cash	$58,450,680	$2,060,624
Cash equivalent	70,999,996	6,500,000
	$129,450,676	$8,560,624